Revenue and other income - Disclosure of government financing for research expenditures (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Research tax credit	€ 4,050	€ 4,854
Grant	2	0
Government financing for research expenditures	€ 4,052	€ 4,854